Fees Summary	Jul. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,630,000.00
Total Fee Amount	501.31
Total Offset Amount	0.00
Net Fee	$ 501.31
Offering Table N/A
Offset Table N/A	N/A